Inventories	3 Months Ended	12 Months Ended
	Mar. 31, 2018	Dec. 31, 2017
Inventory Disclosure [Abstract]
Inventories

NOTE 4 – INVENTORIES

Inventories consist of the following:

	Successor	Predecessor
	As of	As of
	March 31, 2018	December 31, 2017
	(Unaudited)
New recreational vehicles	$80,890	$89,668
Pre-owned recreational vehicles	34,676	31,378
Parts, accessories and other	4,643	5,054
	120,209	126,100
Less: excess of current cost over LIFO	-	(11,930)
	$120,209	$114,170

NOTE 5 – INVENTORIES

Inventories consist of the following:

	As of December 31
	2017	2016
New recreational vehicles	$89,668	$91,152
Pre-owned recreational vehicles	31,378	36,642
Parts, accessories and other	5,054	4,431
	126,100	132,225

Less: Excess of current cost over LIFO	(11,930)	(8,158)

	$114,170	$124,067